PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

7. PROPERTY AND EQUIPMENT

Property and equipment, net of accumulated depreciation, as of December 31, 2021 and 2022 consisted of the following:

	2021	2022	2022
	RUB	RUB	$
Servers and network equipment	90,566	98,446	1,399.6
Finance lease right-of-use assets	18,058	26,674	379.2
Land, land rights and buildings	18,893	19,096	271.5
Infrastructure systems	16,633	19,120	271.8
Office furniture and equipment	9,180	11,923	169.5
Other equipment	7,387	10,063	143.1
Leasehold improvements	3,284	4,507	64.1
Assets not yet in use	18,518	42,170	599.5
Total	182,519	231,999	3,298.3
Less: accumulated depreciation	(84,194)	(104,293)	(1,482.7)
Total property and equipment, net	98,325	127,706	1,815.6

Assets not yet in use primarily represent building construction, infrastructure systems, equipment and other assets under installation, including related prepayments, and comprise the cost of the assets and other direct costs applicable to purchase and installation. Leasehold improvements included in assets not yet in use amounted to RUB 325 and RUB 364 ($5.2) as of December 31, 2021 and 2022, respectively.

Depreciation expenses related to property and equipment for the years ended December 31, 2020, 2021 and 2022 amounted to RUB 13,862, RUB 18,162 and RUB 23,243 ($330.4), respectively.